Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes

The effective income tax rate was 36.4% and 31.5% for the three and nine months ended September 30, 2026, respectively, and 29.0% and 28.9% for the three and nine months ended September 30, 2025, respectively. The effective tax rate for the three and nine months ended September 30, 2026 primarily comprised the U.S. federal statutory rate of 21.0%, state and local income taxes, non-deductible compensation, and the impact of valuation allowance against foreign net operating losses. The effective tax rate for the three and nine months ended September 30, 2025 primarily comprised the U.S. federal statutory rate of 21.0%, state and local income taxes, and income in foreign jurisdictions taxed at higher statutory tax rates.

At the end of each interim period, the Company estimates the annual effective tax rate and applies that rate to its ordinary quarterly earnings. The tax expense or benefit related to significant unusual or infrequently occurring items that will be separately reported or reported net of their related tax effect, and are individually computed, is recognized in the interim period in which those items occur. In addition, the effect of changes in enacted tax laws or rates or tax status is recognized in the interim period in which the change occurs.

For periods prior to the Separation, the Company’s income tax provision was prepared following the separate return method. The separate return method applies ASC Topic 740, Income Taxes, to the stand-alone financial statements of each member of the consolidated group as if the group members were separate taxpayers. The calculation of the Company’s income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. As a result, the income taxes of the Company as presented in the accompanying unaudited condensed financial statements may not be indicative of the income taxes that the Company will generate in the future. Furthermore, current obligations for taxes where the Company’s operations were included in tax returns with the activities of S&P Global are deemed settled with S&P Global as a component of Former Parent Investment for purposes of the accompanying unaudited condensed financial statements.

Following the Separation, the Company’s income tax provision is prepared on a stand-alone basis including the Company and its wholly-owned subsidiaries based on and reflective of the expected income tax return filing obligations required by U.S. federal, state, and non-U.S. taxing authorities. As of September 30, 2026, accrued income taxes payable was $38 million and was included in Other current liabilities on the unaudited condensed balance sheets.

On January 5, 2026, the Organisation for Economic Co-operation and Development (“OECD”) issued administrative guidance outlining a framework under which U.S.-parented groups may be excluded from the application of the OECD’s global minimum tax rules. Each member jurisdiction will need to adopt and enact this guidance into local law, and the timing and manner of adoption may vary. We are continuing to monitor developments related to this guidance and will evaluate the impact on our financial statements as additional information becomes available.

4.	Taxes on Income

Income before taxes on income resulting from domestic and foreign operations is as follows:

	Year Ended December 31,
(in millions)	2025	2024	2023
Domestic operations	$276	$225	$184
Foreign operations	50	59	40
Total income before taxes	$326	$284	$224

The provision for taxes on income consists of the following:

	Year Ended December 31,
(in millions)	2025	2024	2023
Federal:
Current	$110	$103	$90
Deferred	(62)	(64)	(59)
Total federal	48	39	31
Foreign:
Current	30	24	21
Deferred	(12)	(9)	(10)
Total foreign	18	15	11
State and local:
Current	56	51	45
Deferred	(16)	(29)	(26)
Total state and local	40	22	19
Total provision for taxes	$106	$76	$61

The Company has elected to prospectively adopt the guidance in ASU No. 2023-09. Refer to Note 1 — Basis of Presentation and Significant Accounting Policies for additional information.

A reconciliation of the U.S. federal statutory income tax amount and rate to our effective income tax amount and rate for financial reporting purposes for the year ended December 31, 2025 is as follows:

	Year Ended
	December 31,
	2025
(in millions)	Amount	Percent
U.S. federal statutory tax rate	$68	21.0%
State & local income taxes, net of federal income tax(1)	31	9.6
Foreign tax effects
Canada
Local Taxes	4	1.1
Other	(2)	(0.6)
United Kingdom
Changes in valuation allowance	5	1.5
Other	(1)	(0.2)
Other foreign jurisdictions	2	0.7
Effect of cross-border tax laws	—	(0.1)
Tax credits	(3)	(0.9)
Nontaxable or nondeductible items	1	0.2
Changes in unrecognized tax benefits	1	0.2
Effective income tax rate	$106	32.5%
(1)	State and local taxes in New York, California and Virginia make up the majority of the tax effect in this category.

We have elected to recognize the tax on Global Intangible Low Taxed Income (“GILTI”) as a period expense in the year the tax is incurred.

A reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate for financial reporting purposes for the year ended December 31, 2024 and 2023, in accordance with the guidance prior to the adoption of ASU 2023-09, is as follows:

	Year Ended December 31,
	2024	2023
U.S. federal statutory income tax rate	21.0%	21.0%
State and local income taxes	6.0	6.3
Foreign operations	2.4	2.7
Stock-based compensation	(0.6)	(0.2)
Tax credits and incentives	(2.7)	(3.4)
Other, net	0.7	0.9
Effective income tax rate	26.8%	27.3%

We made net income tax payments totaling $26 million in 2025, $29 million in 2024, and $15 million in 2023, respectively.

Net income tax payments for the year ended December 31, 2025 consisted of the following:

Year ended
December 31,
(in millions)	2025
Federal	$—
State
Pennsylvania	2
Other	5
Foreign
Australia	3
Canada	15
Other	1
Total	$26

Significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	December 31,
(in millions)	2025	2024
Deferred tax assets:
Accrued expenses	$15	$14
Losses and other carryforwards	5	—
Research & Development expenditures	46	34
Other	12	12
Total deferred tax assets	78	60
Deferred tax liabilities:
Goodwill and intangible assets	(1,066)	(1,141)
Other	(13)	(15)
Total deferred tax liabilities	(1,079)	(1,156)
Net deferred income tax asset before valuation allowance	(1,001)	(1,096)
Valuation allowance	(5)	—
Net deferred income tax liability	$(1,006)	$(1,096)
Reported as:
Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	(1,006)	(1,096)
Net deferred income tax liability	$(1,006)	$(1,096)

We record valuation allowances against deferred income tax assets when we determine that it is more likely than not that such deferred income tax assets will not be realized based upon all the available evidence. The valuation allowance is primarily related to operating losses and other carryforwards.

As of December 31, 2025, none of the undistributed earnings of our foreign subsidiaries is indefinitely reinvested indefinitely in our foreign operations. It was determined that there is no deferred taxes related to these undistributed earnings as of December 31, 2025.

As of December 31, 2025, we had gross interest carryforward of $20 million and foreign net operating loss carryforwards of $1 million, of which a significant portion has an unlimited carryover period under current law.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
(in millions)	2025	2024	2023
Balance at beginning of year	$5	$4	$3
Additions based on tax positions related to the current year	—	1	1
Reduction for settlements	(3)	—	—
Balance at end of year	$2	$5	$4

The aggregated amount of federal, state and local, and foreign unrecognized tax benefits as of December 31, 2025, 2024 and 2023 was $2 million, $5 million and $4 million, respectively, exclusive of interest and penalties.

We recognize accrued interest and penalties related to unrecognized tax benefits in interest expense and operating-related expense, respectively. In addition to the unrecognized tax benefits, the accrued interest and penalties associated with unrecognized tax benefits was insignificant as of December 31, 2025, 2024 and 2023.

The U.S. federal income tax audits for 2018 through 2024 are in process. During 2025, we completed state and foreign tax audits and, with few exceptions, we are no longer subject to federal, state, or foreign income tax examinations by tax authorities for the years before 2016. The impact to tax expense in 2025, 2024 and 2023 was not material.

We file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on an assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. It is possible that tax examinations will be settled prior to December 31, 2026. If any of these tax audit settlements do occur within that period, we would make any necessary adjustments to the accrual for unrecognized tax benefits.

The Organization for Economic Co-operation and Development (“OECD”) introduced an international tax framework under Pillar Two that provides for a global minimum tax of 15%, which is implemented through local legislation in participating jurisdictions. The effects of Pillar Two taxes enacted in jurisdictions in which we operate have been reflected in our results and did not have a material impact on our combined financial statements.

On January 5, 2026, the OECD issued administrative guidance outlining a framework under which U.S.- parented groups may be excluded from the application of the OECD’s global minimum tax rules. Each member jurisdiction will need to adopt this guidance into local law, and the timing and manner of adoption may vary. We are continuing to monitor developments related to this guidance and will evaluate the impact on our financial statements as additional information becomes available.